Consolidated statements of income and comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net revenue	R$ 1,719,371	R$ 1,201,191	R$ 750,630
Cost of services	(652,300)	(434,654)	(308,853)
Gross profit	1,067,071	766,537	441,777
General and administrative expenses	(622,615)	(402,855)	(239,120)
Other (expenses) income, net	(3,561)	(347)	2,594
Operating income	440,895	363,335	205,251
Finance income	64,566	62,290	51,689
Finance expenses	(243,796)	(98,269)	(72,365)
Finance result	(179,230)	(35,979)	(20,676)
Share of income of associate	11,797	7,698	2,362
Income before income taxes	273,462	335,054	186,937
Income taxes expenses	(31,179)	(27,067)	(14,175)
Net income	242,283	307,987	172,762
Other comprehensive income
Total comprehensive income	242,283	307,987	172,762
Income attributable to
Equity holders of the parent	223,326	292,075	153,916
Non-controlling interests	R$ 18,957	R$ 15,912	R$ 18,846
Basic earnings per share
Per common share	R$ 2.39	R$ 3.15	R$ 2.03
Diluted earnings per share
Per common share	R$ 2.37	R$ 3.12	R$ 2.02